JPMorgan Mid Cap Value Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.9%
Banks — 6.7%
Fifth Third Bancorp	4,792	178,301
First Citizens BancShares, Inc., Class A	104	170,295
Huntington Bancshares, Inc.	13,767	192,051
M&T Bank Corp.	1,414	205,604
Regions Financial Corp.	9,365	197,046
		943,297
Beverages — 1.5%
Constellation Brands, Inc., Class A	393	106,918
Keurig Dr Pepper, Inc.	3,318	101,752
		208,670
Building Products — 2.6%
Carlisle Cos., Inc.	447	175,078
Fortune Brands Innovations, Inc.	2,196	185,909
		360,987
Capital Markets — 6.1%
Ameriprise Financial, Inc.	676	296,171
Blue Owl Capital, Inc.	2,726	51,417
Northern Trust Corp.	1,155	102,703
Raymond James Financial, Inc.	1,702	218,570
State Street Corp.	2,341	181,040
		849,901
Chemicals — 1.8%
Celanese Corp. (a)	352	60,519
RPM International, Inc.	1,615	192,046
		252,565
Communications Equipment — 0.8%
Motorola Solutions, Inc.	318	112,909
Construction Materials — 1.7%
Martin Marietta Materials, Inc.	382	234,554
Consumer Finance — 0.8%
Discover Financial Services	896	117,478
Consumer Staples Distribution & Retail — 2.1%
Kroger Co. (The)	2,060	117,652
US Foods Holding Corp. *	3,135	169,210
		286,862
Containers & Packaging — 3.2%
Ball Corp.	1,577	106,252
Packaging Corp. of America	996	189,020
Silgan Holdings, Inc.	3,021	146,692
		441,964

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Distributors — 2.0%
Genuine Parts Co.	772	119,609
LKQ Corp.	3,071	163,998
		283,607
Diversified REITs — 0.5%
WP Carey, Inc.	1,225	69,136
Electric Utilities — 3.0%
Edison International	1,529	108,137
PG&E Corp.	10,773	180,557
Xcel Energy, Inc.	2,532	136,091
		424,785
Electrical Equipment — 4.5%
Acuity Brands, Inc.	652	175,243
AMETEK, Inc.	1,175	214,911
Hubbell, Inc.	587	243,747
		633,901
Electronic Equipment, Instruments & Components — 4.4%
Amphenol Corp., Class A	1,401	161,572
CDW Corp.	447	114,456
Jabil, Inc.	276	36,958
Teledyne Technologies, Inc. *	411	176,370
Zebra Technologies Corp., Class A *	418	125,911
		615,267
Entertainment — 1.2%
Liberty Media Corp-Liberty Live, Class C *	1,416	62,060
Take-Two Interactive Software, Inc. *	749	111,123
		173,183
Financial Services — 2.4%
Fidelity National Information Services, Inc.	1,709	126,771
MGIC Investment Corp.	6,649	148,669
Voya Financial, Inc.	765	56,586
		332,026
Food Products — 0.7%
Post Holdings, Inc. *	977	103,812
Gas Utilities — 0.8%
National Fuel Gas Co.	2,163	116,199
Health Care Equipment & Supplies — 1.5%
Globus Medical, Inc., Class A *	1,286	68,987
Zimmer Biomet Holdings, Inc.	1,073	141,610
		210,597
Health Care Providers & Services — 5.2%
Cencora, Inc. (a)	1,064	258,539
Henry Schein, Inc. *	2,321	175,329
Laboratory Corp. of America Holdings	562	122,702

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
Quest Diagnostics, Inc.	721	95,931
Universal Health Services, Inc., Class B	392	71,550
		724,051
Health Care REITs — 0.4%
Ventas, Inc.	1,189	51,790
Hotel & Resort REITs — 0.5%
Host Hotels & Resorts, Inc.	3,018	62,404
Hotels, Restaurants & Leisure — 1.8%
Darden Restaurants, Inc.	681	113,750
Expedia Group, Inc. *	1,012	139,431
		253,181
Household Durables — 1.0%
Mohawk Industries, Inc. *	1,041	136,219
Household Products — 0.4%
Energizer Holdings, Inc.	2,095	61,689
Industrial REITs — 0.7%
Rexford Industrial Realty, Inc. (a)	1,836	92,354
Insurance — 6.4%
Arch Capital Group Ltd. *	2,461	227,452
Globe Life, Inc.	770	89,646
Hartford Financial Services Group, Inc. (The)	1,882	193,985
Loews Corp.	3,195	250,150
WR Berkley Corp.	1,556	137,579
		898,812
Interactive Media & Services — 0.9%
IAC, Inc. *	2,280	121,636
IT Services — 1.1%
GoDaddy, Inc., Class A *	1,236	146,658
Machinery — 9.2%
Dover Corp.	975	172,747
IDEX Corp.	567	138,364
ITT, Inc.	1,647	224,019
Lincoln Electric Holdings, Inc.	921	235,218
Middleby Corp. (The) *	1,081	173,810
Snap-on, Inc.	748	221,735
Timken Co. (The)	1,418	123,996
		1,289,889
Media — 0.5%
Liberty Media Corp-Liberty SiriusXM *	2,483	73,767
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,260	59,221

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — 2.9%
CMS Energy Corp.	3,564	215,037
WEC Energy Group, Inc.	2,359	193,765
		408,802
Office REITs — 0.6%
Boston Properties, Inc.	1,270	82,954
Oil, Gas & Consumable Fuels — 4.0%
Coterra Energy, Inc.	4,497	125,370
Diamondback Energy, Inc.	1,060	210,070
Williams Cos., Inc. (The)	5,572	217,160
		552,600
Pharmaceuticals — 0.7%
Jazz Pharmaceuticals plc *	865	104,192
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A *	1,046	101,723
Residential REITs — 3.1%
American Homes 4 Rent, Class A	3,182	117,018
AvalonBay Communities, Inc.	521	96,734
Essex Property Trust, Inc.	262	64,103
Mid-America Apartment Communities, Inc.	638	83,949
Sun Communities, Inc.	554	71,284
		433,088
Retail REITs — 2.1%
Brixmor Property Group, Inc.	1,986	46,578
Federal Realty Investment Trust	599	61,168
Kimco Realty Corp.	4,875	95,604
Regency Centers Corp.	1,478	89,477
		292,827
Semiconductors & Semiconductor Equipment — 1.0%
Microchip Technology, Inc.	1,592	142,779
Specialized REITs — 1.7%
Rayonier, Inc.	2,762	91,812
Weyerhaeuser Co.	4,061	145,843
		237,655
Specialty Retail — 2.9%
AutoZone, Inc. *	53	167,113
Bath & Body Works, Inc.	2,564	128,232
Best Buy Co., Inc.	1,359	111,475
		406,820
Textiles, Apparel & Luxury Goods — 2.4%
Carter's, Inc. (a)	1,607	136,093

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — continued
Ralph Lauren Corp.	605	113,656
Tapestry, Inc.	1,917	91,008
		340,757
Total Common Stocks (Cost $7,696,615)		13,847,568
Short-Term Investments — 1.5%
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (b) (c) (Cost $124,218)	124,174	124,224
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (b) (c)	68,978	68,978
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	10,486	10,486
Total Investment of Cash Collateral from Securities Loaned (Cost $79,489)		79,464
Total Short-Term Investments (Cost $203,707)		203,688
Total Investments — 100.4% (Cost $7,900,322)		14,051,256
Liabilities in Excess of Other Assets — (0.4)%		(52,378)
NET ASSETS — 100.0%		13,998,878

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2024. The total value of securities on loan at March 31, 2024 is $77,771.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2024.

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$14,051,256	$—	$—	$14,051,256

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$251,446	$1,584,007	$1,711,266	$25	$12	$124,224	124,174	$8,749	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (a) (b)	119,975	845,000	896,000	24	(21)	68,978	68,978	4,524	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	18,205	351,927	359,646	—	—	10,486	10,486	619	—
Total	$389,626	$2,780,934	$2,966,912	$49	$(9)	$203,688		$13,892	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.